Cover	Jan. 04, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2021
Entity File Number	001-31775
Entity Registrant Name	ASHFORD HOSPITALITY TRUST, INC.
Entity Central Index Key	0001232582
Entity Tax Identification Number	86-1062192
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	490-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	AHT
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Preferred Stock, Series D
Trading Symbol	AHT-PD
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Preferred Stock, Series F
Trading Symbol	AHT-PF
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Preferred Stock, Series G
Trading Symbol	AHT-PG
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Preferred Stock, Series H
Trading Symbol	AHT-PH
Security Exchange Name	NYSE
Preferred Stock Series I [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Preferred Stock, Series I
Trading Symbol	AHT-PI
Security Exchange Name	NYSE